Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement of Income
Net sales	$ 30,274	$ 31,821	$ 30,871
Operating expenses
Cost of sales	15,383	16,447	16,106
Selling, general and administrative expenses	6,182	6,469	6,384
Research, development and related expenses	1,763	1,770	1,715
Total operating expenses	23,328	24,686	24,205
Operating income	6,946	7,135	6,666
Interest expense and income
Interest expense	149	142	145
Interest income	(26)	(33)	(41)
Total interest expense - net	123	109	104
Income before income taxes	6,823	7,026	6,562
Provision for income taxes	1,982	2,028	1,841
Net income including noncontrolling interest	4,841	4,998	4,721
Less: Net income attributable to noncontrolling interest	8	42	62
Net income attributable to 3M	$ 4,833	$ 4,956	$ 4,659
Weighted average 3M common shares outstanding - basic (in shares)	625.6	649.2	681.9
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 7.72	$ 7.63	$ 6.83
Weighted average 3M common shares outstanding - diluted (in shares)	637.2	662.0	693.6
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 7.58	$ 7.49	$ 6.72
Cash dividends paid per 3M common share (in dollars per share)	$ 4.10	$ 3.42	$ 2.54